United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended, June 30, 2011
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		Norman Fields, Gottscho Capital Management, LLC
Address: 		444 Madison Avenue Ste 300
                 	New York, NY 10022

13F File Number: 028-11600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Senior Vice President
Phone: 	212-830-8917

Signature, Place, and Date of Signing: July 8, 2011
Rozanne Collura
Date:

Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:    79

Form 13F Information Table Value Total:  130207      (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      228     2400 SH       SOLE                                       2400
ASA Limited                    COM              g3156p103      404    14120 SH       SOLE                                      14120
Abbott Laboratories            COM              002824100      738    14024 SH       SOLE                                      14024
Agrium Inc                     COM              008916108      879    10020 SH       SOLE                                      10020
American Express Co            COM              025816109      436     8439 SH       SOLE                                       8439
Apple Computer Inc             COM              037833100      389     1160 SH       SOLE                                       1160
BJ'S Wholesale Club Inc        COM              05548J106      267     5300 SH       SOLE                                       5300
Bunge Ltd                      COM              g16962105     2154    31235 SH       SOLE                                      31235
C R Bard Inc                   COM              067383109      996     9065 SH       SOLE                                       9065
Carnival Corp Common           COM              143658300      551    14650 SH       SOLE                                      14650
Check Point Software Tech      COM              m22465104     2365    41595 SH       SOLE                                      41595
Chemtura Corp                  COM              163893209      902    49550 SH       SOLE                                      49550
Chevron Corporation            COM              166764100     1633    15880 SH       SOLE                                      15880
Children's Place               COM              168905107      534    12000 SH       SOLE                                      12000
Cloud Peak Energy Inc          COM              18911q102     1462    68625 SH       SOLE                                      68625
Coca Cola Co                   COM              191216100     1123    16690 SH       SOLE                                      16690
Corning Inc                    COM              219350105      702    38700 SH       SOLE                                      38700
Costco Wholesale Corp          COM              22160k105     6189    76185 SH       SOLE                                      76185
E I Du Pont De Nemours         COM              263534109     1349    24950 SH       SOLE                                      24950
EMC Corp                       COM              268648102     4092   148535 SH       SOLE                                     148535
Eagle Rock Energy Partners     COM              26985r104     1797   162050 SH       SOLE                                     162050
Energy Transfer Part LP        COM              29273r109      754    15425 SH       SOLE                                      15425
Enterprise Prod Ptnr LP        COM              293792107     3989    92321 SH       SOLE                                      92321
Exxon Mobil Corp               COM              30231g102      820    10080 SH       SOLE                                      10080
Firstenergy Corp               COM              337932107      359     8131 SH       SOLE                                       8131
Ford Motor Co                  COM              345370860      194    14040 SH       SOLE                                      14040
General Electric Co            COM              369604103      595    31569 SH       SOLE                                      31569
General Motors Corp            COM              37045v100     2063    67943 SH       SOLE                                      67943
Google Inc Cl A                COM              38259p508     1708     3373 SH       SOLE                                       3373
Headwaters Inc                 COM              42210p102      224    71650 SH       SOLE                                      71650
Hercules Technology Gr         COM              427096508     2435   231499 SH       SOLE                                     231499
Hess Corporation               COM              42809h107     1718    22985 SH       SOLE                                      22985
Howard Hughes Corp             COM              44267d107     2360    36290 SH       SOLE                                      36290
ITT Corp                       COM              450912100     3551    60266 SH       SOLE                                      60266
Int'l Business Machines        COM              459200101     1932    11263 SH       SOLE                                      11263
Int'l Rectifier Corp           COM              460254105      272     9735 SH       SOLE                                       9735
Ista Pharmaceuticals Inc       COM              45031x204     2585   338135 SH       SOLE                                     338135
Johnson & Johnson              COM              478160104     2536    38131 SH       SOLE                                      38131
Johnson Controls Inc           COM              478366107     2087    50100 SH       SOLE                                      50100
KKR Financial Hold             COM              48248a306      595    60700 SH       SOLE                                      60700
Kellogg Co                     COM              487836108      474     8565 SH       SOLE                                       8565
Kirby Corporation              COM              497266106      567    10000 SH       SOLE                                      10000
Kohls Corp                     COM              500255104     1614    32270 SH       SOLE                                      32270
Kraft Foods Inc Cl A           COM              50075n104     1595    45270 SH       SOLE                                      45270
Leucadia National Corp         COM              527288104     1625    47645 SH       SOLE                                      47645
Lockheed Martin Corp           COM              539830109      355     4388 SH       SOLE                                       4388
Lyondell Basell Industries     COM              n53745100      451    11700 SH       SOLE                                      11700
Mantech Int'l Corp             COM              564563104     2310    51995 SH       SOLE                                      51995
Market Vectors ETF TR          COM              57060u100     8332   152629 SH       SOLE                                     152629
Markwest Energy Partners L P   COM              570759100     2680    55555 SH       SOLE                                      55555
Mastercard Inc                 COM              57636q104      622     2065 SH       SOLE                                       2065
Mine Safety Appliances Co      COM              602720104     2662    71285 SH       SOLE                                      71285
Mosaic Company                 COM              61945c103     5936    87648 SH       SOLE                                      87648
Mylan Labs Inc                 COM              628530107     4300   174302 SH       SOLE                                     174302
Novo Nordisk A/S ADR           COM              670100205     3121    24910 SH       SOLE                                      24910
Penn Va Resource Partners      COM              707884102      953    35378 SH       SOLE                                      35378
Pepsico Inc                    COM              713448108     1453    20631 SH       SOLE                                      20631
Pfizer Inc                     COM              717081103      282    13703 SH       SOLE                                      13703
PrimeAg Australia Ltd          COM              q7735b104      795   584401 SH       SOLE                                     584401
Princeton Review Inc           COM              742352107        4    18950 SH       SOLE                                      18950
Procter & Gamble Co            COM              742718109     1011    15901 SH       SOLE                                      15901
Rait Financial Trust           COM              749227609     1345   640400 SH       SOLE                                     640400
Raytheon Co                    COM              755111507     2996    60092 SH       SOLE                                      60092
Resource America Inc           COM              761195205      583    99270 SH       SOLE                                      99270
Resource Cap Corp              COM              76120w302      632   100000 SH       SOLE                                     100000
Royal Dutch Shell Plc ADR      COM              780259206      674     9481 SH       SOLE                                       9481
Royal Gold Inc                 COM              780287108     1183    20200 SH       SOLE                                      20200
SemGroup Corporation           COM              81663a105      693    27015 SH       SOLE                                      27015
Smucker J M Company            COM              832696405     2614    34197 SH       SOLE                                      34197
Sourcefire Inc                 COM              83616t108     2834    95370 SH       SOLE                                      95370
Starbucks Corp                 COM              855244109      377     9542 SH       SOLE                                       9542
Terra Nova Royalty Corp        COM              88102d103      632    83336 SH       SOLE                                      83336
Teva Pharmaceutical Industries COM              881624209     1888    39150 SH       SOLE                                      39150
United Technologies            COM              913017109      283     3200 SH       SOLE                                       3200
Viasat Inc                     COM              92552v100     1691    39090 SH       SOLE                                      39090
Visa Inc.                      COM              92826c839     5557    65945 SH       SOLE                                      65945
Wellpoint Inc                  COM              94973v107      950    12060 SH       SOLE                                      12060
Westfield Retail Trust         COM              b624885       2054   707550 SH       SOLE                                     707550
Westport Innovations Inc       COM              960908309     2110    87845 SH       SOLE                                      87845